Feb. 28, 2025
Equity Portfolios - Advisor Classes | Environmental Accountability Portfolio
Environmental Accountability Portfolio
Investment Objective
Maximum long-term total return consistent with reasonable risk to principal.
Fees and Expenses of the Portfolio
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Portfolio. You may pay brokerage commissions and other fees to financial intermediaries which are not reflected in the table and example below.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Equity Portfolios - Advisor Classes Environmental Accountability Portfolio Environmental Accountability Portfolio
Management Fees	0.55%
Other Expenses (as a percentage of Assets):	0.70%
Total Annual Portfolio Operating Expenses	1.25%
Fee Waivers and Expense Reimbursements	0.40%	[1]
Net Expenses	0.85%
[1]	Glenmede Investment Management LP (the “Advisor”) has contractually agreed to waive its fees and/or reimburse expenses to the extent that the Portfolio’s annual total operating expenses exceed 0.85% of the Portfolio’s average daily net assets (excluding Acquired Fund fees and expenses, brokerage commissions, extraordinary items, interest and taxes). The Advisor has contractually agreed to these waivers and/or reimbursements until at least February 28, 2026 and may discontinue this arrangement at any time thereafter. This contractual fee waiver agreement may not be terminated before February 28, 2026 without the approval of The Glenmede Fund, Inc.’s (the “Fund”) Board of Directors (the “Board”).

Example
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same, taking into account the fee waiver in the first year of each period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
Equity Portfolios - Advisor Classes | Environmental Accountability Portfolio | Environmental Accountability Portfolio | USD ($)	87	357	648	1,476

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. The Portfolio may actively trade portfolio securities to achieve its principal investment strategies. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 71% of the average value of its portfolio.

Principal Investment Strategies
Using quantitative analysis, under normal market circumstances, the Portfolio invests at least 80% of the value of its net assets (including borrowings for investment purposes) in equity securities, such as common stocks, of large cap companies tied economically to the U.S. that meet the Portfolio’s environmental criteria. The Advisor considers a company to be tied economically to the U.S. if the company: 1) is organized under the laws of the U.S., 2) maintains its principal place of business in the U.S., 3) is traded principally in the U.S. or 4) at the time of purchase, is included in a U.S. equity index managed by S&P Global Ratings (“S&P”) or FTSE Russell (“Russell”). Larger cap companies include companies with market capitalizations, at the time of purchase, within the market capitalization range of any stock in the Russell 1000® Index. That capitalization range was $355 million to $3.8 trillion as of December 31, 2024.
As part of its process, the Advisor identifies companies that satisfy its certain identified environmental criteria, such as pollution prevention, environmental transparency and resource efficiency. The evaluation process is conducted on an industry-specific basis and involves the review of key indicators. These categories may be changed without shareholder approval. The Advisor also evaluates company environmental disclosure practices, including the existence of climate change policies and emissions reduction initiatives, as well as consideration of the company’s involvement in health and safety issues related to environmental controversies.
The Portfolio seeks to tilt towards companies which demonstrate stronger environmental characteristics, such as lower emissions intensity, and stronger disclosure around policies, practices, and industry standards to shift to a low carbon economy. The Advisor’s process also employs negative screening to exclude companies that do not meet minimum environmental performance standards. The Advisor complements its environmental criteria with a multi-factor approach to select stocks that its models identify as having reasonable prices, good fundamentals and rising earnings expectations. These models rank securities based on certain criteria, including valuation ratios, profitability and earnings-related measures. The Portfolio may actively trade its securities to achieve its principal investment strategies.

Principal Investment Risks
Performance Information
The bar chart and table below provide some indication of the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio has varied from year to year. The table shows how the Portfolio’s average annual total returns for one year, five years and since inception compare to those of selected market indices. The Portfolio’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future. Performance reflects expense reimbursements and/or fee waivers in effect. If such expense reimbursements or fee waivers were not in place, the Portfolio’s performance would be reduced. Updated performance information is available by visiting www.glenmedeim.com or by calling 1-800-442-8299.
The Portfolio changed its investment strategy effective October 7, 2024 from an Environmental, Social and Governance (“ESG”) strategy to an environmental strategy. In connection with the change in investment strategy, the Portfolio changed its name from the Responsible ESG U.S. Equity Portfolio to the Environmental Accountability Portfolio. Performance information for periods prior to October 7, 2024 reflects a different investment strategy than the current investment strategy.

Environmental Accountability Portfolio

During the periods shown in the bar chart, the highest quarterly return was 22.52% (for the quarter ended June 30, 2020) and the lowest quarterly return was -25.93% (for the quarter ended March 31, 2020).

Average Annual Total Returns (for the periods ended December 31, 2024)
After-tax returns for the Portfolio are calculated using the historical highest individual Federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).

Average Annual Returns - Equity Portfolios - Advisor Classes - Environmental Accountability Portfolio		Past 1 Year	Past 5 Years	Since Inception
Environmental Accountability Portfolio		11.69%	8.90%	10.94%
Return After Taxes on Distributions | Environmental Accountability Portfolio		8.55%	6.92%	9.59%
Return After Taxes on Distributions and Sale of Fund Shares | Environmental Accountability Portfolio	[1]	9.27%	6.88%	8.85%
Russell 1000® Index (reflects no deduction for fees, expenses or taxes)		24.51%	14.28%	14.28%
Morningstar Large Blend Average	[2]	14.28%	9.20%	10.01%
[1]	In certain cases, the Return After Taxes on Distribution and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.
[2]	The Morningstar Large Blend Average is provided so that investors may compare the performance of the Portfolio with the performance of a peer group of funds that Morningstar, Inc. considers similar to the Portfolio.